UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2012 (Unaudited)

DWS Strategic Government Securities Fund

	Principal Amount ($)	Value ($)

Mortgage-Backed Securities Pass-Throughs 105.1%
Federal Home Loan Mortgage Corp.:
3.5%, 5/1/2041 (a)	45,000,000	46,538,086
7.0%, with various maturities from 6/1/2032 until 10/1/2038	860,283	963,809
Federal National Mortgage Association:
4.0%, 3/1/2040 (a)	45,000,000	47,448,634
4.5%, with various maturities from 5/1/2041 until 8/1/2041	21,327,942	22,850,381
5.0%, 9/1/2036 (a)	46,000,000	49,676,407
6.0%, 8/1/2035	228,500	247,922
Government National Mortgage Association:
4.0%, with various maturities from 7/1/2040 until 2/15/2041 (a)	262,459,480	284,821,729
4.49%, 6/15/2041	2,382,147	2,606,841
4.5%, with various maturities from 1/15/2035 until 1/20/2042 (a) (b)	289,133,830	316,456,954
4.55%, 1/15/2041	5,299,299	5,835,542
4.625%, 4/15/2041	2,337,291	2,571,773
5.0%, with various maturities from 2/20/2033 until 7/20/2041 (a) (b)	458,508,314	510,131,167
5.5%, with various maturities from 12/15/2024 until 5/20/2041 (b)	369,336,235	411,225,176
6.0%, with various maturities from 11/15/2028 until 5/15/2040 (a) (b)	167,341,259	188,857,728
6.5%, with various maturities from 10/15/2024 until 9/20/2039 (b)	68,816,807	78,136,790
7.0%, with various maturities from 9/15/2035 until 3/20/2039	12,716,671	14,513,247
7.5%, with various maturities from 1/20/2027 until 6/20/2031	12,534	14,650

Total Mortgage-Backed Securities Pass-Throughs (Cost $1,907,390,938)		1,982,896,836
Collateralized Mortgage Obligations 11.2%
Fannie Mae Whole Loan:
"IO2", Series 2007-W8, Interest Only, 6.0%, 9/25/2037	1,696,001	216,723
"1A6", Series 2007-W8, 6.453% *, 9/25/2037	4,235,754	4,750,057
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	952,756	862,272
"C0", Series 3820, Principal Only, Zero Coupon, 3/15/2041	11,976,475	11,232,628
"IY", Series 3955, Interest Only, 3.0%, 3/15/2021	13,304,694	1,039,393
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	3,921,169	331,897
"DI", Series 3952, Interest Only, 3.0%, 11/15/2025	3,952,953	446,419
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	6,926,257	601,620
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	3,972,915	345,062
"DI", Series 3980, Interest Only, 3.0%, 1/15/2026	4,000,000	360,000
"AI", Series 3900, Interest Only, 3.5%, 7/15/2013	17,565,962	546,491
"IA", Series 3800, Interest Only, 3.5%, 12/15/2022	14,362,831	308,432
"DI", Series 3710, Interest Only, 4.0%, 1/15/2024	6,577,047	364,264
"NI", Series 3796, Interest Only, 4.0%, 2/15/2025	9,913,273	555,728
PT, Series 3586, 4.22% **, 2/15/2038	7,255,230	7,411,673
"ZW", Series 3763, 4.5%, 11/15/2040	8,471,491	9,434,678
"57", Series 256, Interest Only, 5.0%, 3/15/2023	2,755,822	245,252
"ZK", Series 3382, 5.0%, 7/15/2037	8,617,635	9,896,388
"SC", Series 3326, Interest Only, 5.75% **, 6/15/2037	4,596,360	560,073
"PE", Series 2489, 6.0%, 8/15/2032	6,434,384	7,249,333
"TZ", Series 2778, 6.0%, 2/15/2034	2,825,733	2,898,794
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	5,183,622	761,926
"WS", Series 2877, Interest Only, 6.31% **, 10/15/2034	8,122,268	778,235
"SG", Series 3033, Interest Only, 6.36% **, 9/15/2035	2,828,769	446,915
"A", Series 172, Interest Only, 6.5%, 1/1/2024	315,552	48,563
"SB", Series 2742, Interest Only, 6.71% **, 1/15/2019	3,439,725	422,459
"SB", Series 2788, Interest Only, 6.81% **, 10/15/2022	462,914	17,266
Federal National Mortgage Association:
"1", Series 17, Principal Only, Zero Coupon, 5/1/2017	911	903
"FJ", Series 2003-45, 1.795% *, 6/25/2033	2,905,560	2,986,371
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	3,976,124	459,378
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	9,381,808	785,611
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	18,687,013	1,518,385
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025	8,096,771	596,358
"25", Series 351, Interest Only, 4.5%, 5/1/2019	2,868,592	230,685
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024	5,591,436	241,449
"20", Series 334, Interest Only, 5.0%, 3/1/2018	2,475,830	203,906
"21", Series 334, Interest Only, 5.0%, 3/1/2018	3,368,475	268,508
''23", Series 339, Interest Only, 5.0%, 7/1/2018	2,409,440	223,546
"27", Series 351, Interest Only, 5.0%, 4/1/2019	2,353,340	221,347
"26", Series 381, Interest Only, 5.0%, 12/25/2020	597,525	53,276
"PZ", Series 2007-47, 5.0%, 5/25/2037	6,172,545	7,058,767
"ZA", Series 2008-24, 5.0%, 4/25/2038	15,134,806	17,390,190
"ZX", Series 2010-13, 5.0%, 3/25/2040	12,103,922	13,814,379
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	11,861,057	1,339,272
"ZQ", Series G93-39, 6.5%, 12/25/2023	3,342,375	3,765,351
"TS", Series 2003-67, Interest Only, 6.824% **, 8/25/2017	3,353,049	115,975
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035	1,982,433	1,686,133
"IE", Series 2011-128, Interest Only, 3.5%, 9/20/2026	19,333,907	1,562,464
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	5,221,393	477,276
"BI", Series 2010-95, Interest Only, 4.5%, 8/20/2032	8,083,033	175,985
"PI", Series 2010-20, Interest Only, 4.5%, 9/16/2033	4,914,187	136,264
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	2,319,262	115,092
"BL", Series 2011-46, 4.5%, 10/20/2037	5,000,000	5,504,850
"CI", Series 2011-111, Interest Only, 4.5%, 11/20/2037	3,854,122	435,939
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039	4,472,085	261,134
"AI", Series 2012-15, Interest Only, 4.5%, 9/20/2040	10,000,000	2,589,453
"VB", Series 2010-26, 5.0%, 1/20/2024	2,114,467	2,457,463
"ZB", Series 2004-31, 5.0%, 4/20/2034	8,243,801	9,251,473
"Z", Series 2004-61, 5.0%, 8/16/2034	1,809,782	2,107,219
"ZB", Series 2005-15, 5.0%, 2/16/2035	12,709,369	14,625,419
"Z", Series 2005-25, 5.0%, 3/16/2035	2,812,585	3,204,652
"ZA", Series 2006-47, 5.0%, 8/16/2036	6,980,903	8,058,636
"Z", Series 2008-5, 5.0%, 1/20/2038	6,906,676	7,716,551
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038	3,519,339	508,433
"ZN", Series 2009-64, 5.0%, 7/20/2039	15,645,234	17,833,270
"AI", Series 2008-77, Interest Only, 5.5%, 10/20/2020	313,942	9,619
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	2,314,032	314,889
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	6,316,656	737,850
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	2,155,556	260,937
"IB", Series 2005-73, Interest Only, 5.5%, 4/20/2032	1,885,449	94,296
"MI", Series 2004-38, Interest Only, 5.5%, 11/20/2033	2,797,202	370,688
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	3,171,155	382,691
"YI", Series 2010-147, Interest Only, 5.5%, 7/16/2039	2,206,287	253,034
"BS", Series 2011-93, Interest Only, 5.81% **, 7/16/2041	29,930,726	4,733,856
"IL", Series 2009-93, Interest Only, 6.0%, 10/16/2014	5,439,435	573,013
"BZ", Series 2004-46, 6.0%, 6/20/2034	2,224,014	2,511,974
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	636,034	139,371
"AV", Series 2010-14, Interest Only, 6.01% **, 2/16/2040	7,649,318	1,683,005
"SM", Series 2009-100, Interest Only, 6.16% **, 5/16/2039	4,436,031	707,577
"SA", Series 2006-49, Interest Only, 6.179% **, 2/20/2036	9,345,245	1,232,661
"SI", Series 2008-27, Interest Only, 6.189% **, 3/20/2038	6,523,238	957,472
"SL", Series 2009-100, Interest Only, 6.21% **, 5/16/2039	5,175,369	862,825
"QA", Series 2007-57, Interest Only, 6.219% **, 10/20/2037	4,087,474	582,365
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	2,391,344	399,865
"SA", Series 2006-69, Interest Only, 6.519% **, 12/20/2036	8,334,172	1,285,417
"PS", Series 2004-34, Interest Only, 6.86% **, 4/16/2034	3,293,261	696,569
"S", Series 2000-14, Interest Only, 8.06% **, 2/16/2030	2,411,766	636,342

Total Collateralized Mortgage Obligations (Cost $188,916,660)		211,540,220
Government & Agency Obligations 1.0%
U.S. Treasury Obligations
U.S. Treasury Bill, 0.045% ***, 3/8/2012 (c)	4,810,000	4,809,807
U.S. Treasury Notes, 0.75%, 6/15/2014 (d) (e)	14,000,000	14,166,250

Total Government & Agency Obligations (Cost $18,987,089)		18,976,057

	Contracts	Value ($)

Call Options Purchased 0.0%
10 Year U.S. Treasury Note Future, Expiration Date 5/25/2012, Strike Price $135.0 (Cost $214,569)	585	301,641
Put Options Purchased 0.0%
90 Day Eurodollar Future, Expiration Date 3/19/2012, Strike Price $99.25 (Cost $450,850)	2,000	25,000

	Shares	Value ($)

Securities Lending Collateral 26.5%
Daily Assets Fund Institutional, 0.24% (f) (g) (Cost $498,773,464)	498,773,464	498,773,464
Cash Equivalents 3.3%
Central Cash Management Fund, 0.07% (g) (Cost $62,511,115)	62,511,115	62,511,115

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,677,244,685) †	147.1	2,775,024,333
Other Assets and Liabilities, Net (b)	(47.1)	(888,856,948)

Net Assets	100.0	1,886,167,385

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2012.

**	These securities are shown at their current rate as of January 31, 2012.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,677,303,845.  At January 31, 2012, net unrealized appreciation for all securities based on tax cost was $97,720,488.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $104,416,378 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,695,890.

(a)	When-issued or delayed delivery security included.
(b)
All or a portion of these securities were on loan amounting to $489,670,559. In addition, included in other assets and liabilities, net is a pending sale, amounting to $915,512, that is also on loan. The value of all securities loaned at January 31, 2012 amounted to $490,586,071, which is 26.0% of net assets.

(c)	At January 31, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	At January 31, 2012, this security has been pledged, in whole or in part, as collateral for open option contracts.
(e)	At January 31, 2012, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Australian Treasury Bond	AUD	3/15/2012	173	21,744,155	138,057
10 Year Japanese Government Bond	JPY	3/9/2012	11	20,578,457	15,698
10 Year U.S. Treasury Note	USD	3/21/2012	689	91,120,250	1,032,547
Federal Republic of Germany Euro-Bund	EUR	3/8/2012	109	19,920,915	552,101
Federal Republic of Germany Euro-Schatz	EUR	3/8/2012	104	15,022,583	13,456
Ultra Long U.S. Treasury Bond	USD	3/21/2012	125	19,996,094	439,308
Total unrealized appreciation					2,191,167

At January 31, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	CAD	3/21/2012	254	34,088,740	(615,383)
10 Year U.S. Treasury Note	USD	3/21/2012	244	32,269,000	(510,535)
2 Year U.S. Treasury Note	USD	3/30/2012	31	6,843,250	(10,221)
United Kingdom Long Gilt Bond	GBP	3/28/2012	15	2,771,440	(5,684)
Total unrealized depreciation					(1,141,823)

At January 31, 2012, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

12/24/2012 12/24/2022	83,500,0001	Fixed - 2.36%	Floating - LIBOR	(1,476,205)	—	(1,476,205)
12/24/2012 12/24/2022	83,500,0002	Fixed - 2.39%	Floating - LIBOR	(1,705,254)	—	(1,705,254)
11/12/2010 11/12/2025	7,180,0003	Floating — LIBOR	Floating — 4.452%††	176,588	—	176,588
11/15/2010 11/15/2025	7,180,0004	Floating — LIBOR	Floating — 4.457%††	695,183	—	695,183
11/16/2010 11/16/2025	3,590,0003	Floating — LIBOR	Floating — 4.46%††	89,307	—	89,307
11/19/2010 11/19/2025	3,590,0004	Floating — LIBOR	Floating — 4.479%††	337,678	—	337,678
11/23/2010 11/23/2025	1,800,0003	Floating — LIBOR	Floating — 4.495%††	43,755	—	43,755
Total net unrealized depreciation					(1,838,948)

†† These interest rate swaps are shown at their current rate as of January 31, 2012.

At January 31, 2012, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

6/9/2010 6/1/2012	75,100,0005	0.45%	Citi Global Interest Rate Strategy Index	(1,282,451)	—	(1,282,451)

Counterparties
1	UBS AG
2	BNP Paribas
3	Morgan Stanley
4	Barclays Bank PLC
5	Citigroup, Inc.

At January 31, 2012, open written option contracts were as follows:

Written Options	Coupon Rate (%)	Contracts/ Contract Amount	Expiration Date	Strike Price ($)	Value ($) (h)

Call Options
30-Year GNSF	4.0	25,000,000	2/14/2012	106.8	264,649
30-Year GNSF	4.0	25,000,000	2/14/2012	106.2	406,250
30-Year GNSF	4.0	25,000,000	2/14/2012	106.7	271,946
30-Year GNSF	4.0	25,000,000	2/14/2012	106.5	340,820
30-Year GNSF	4.0	25,000,000	2/14/2012	107.0	210,351
30-Year GNSF	4.0	25,000,000	3/12/2012	106.5	280,274
30-Year GNSF	4.0	25,000,000	3/12/2012	106.5	291,078
30-Year GNSF	4.5	25,000,000	2/14/2012	108.7	130,843
30-Year GNSF	4.5	25,000,000	2/14/2012	108.7	152,035
30-Year GNSF	4.5	25,000,000	2/14/2012	108.7	142,518
30-Year GNSF	4.5	25,000,000	2/14/2012	109.0	70,337
30-Year GNSF	4.5	25,000,000	3/12/2012	108.6	150,391
30-Year GNSF	4.5	50,000,000	3/12/2012	108.5	368,496
30-Year GNSF	5.0	25,000,000	2/14/2012	110.3	142,780
30-Year GNSF	5.0	25,000,000	3/12/2012	110.1	165,687
Total Call Options (Premiums received $2,207,031)				3,388,455

Put Options
90 Day Eurodollar Future		2,000	3/19/2012	99.0	12,500
30-Year GNSF	4.0	25,000,000	2/14/2012	106.8	2,929
30-Year GNSF	4.0	25,000,000	2/14/2012	105.2	450
30-Year GNSF	4.0	25,000,000	2/14/2012	106.0	451
30-Year GNSF	4.0	25,000,000	3/12/2012	106.5	20,508
30-Year GNSF	4.5	25,000,000	2/14/2012	108.7	11,429
30-Year GNSF	4.5	25,000,000	2/14/2012	108.0	577
30-Year GNSF	4.5	25,000,000	3/12/2012	108.6	23,438
Total Put Options (Premiums received $1,264,775)				72,282

Total Written Options (Premiums received $3,471,806)				3,460,737

(h)	Unrealized appreciation on written options at January 31, 2012 was $11,069.

GNSF: Government National Single Family
LIBOR: London InterBank Offered Rate
As of January 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	6,750,282	CHF	6,410,000	2/21/2012	203,447	UBS AG
USD	5,824,153	SEK	40,470,000	2/21/2012	107,049	UBS AG
USD	5,180,789	NOK	31,250,000	2/21/2012	135,692	UBS AG
USD	5,054,032	JPY	388,180,000	2/21/2012	31,877	UBS AG
Total unrealized appreciation					478,065

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	20,980,000	USD	26,719,499	2/21/2012	(666,672)	UBS AG
GBP	3,060,000	USD	4,695,692	2/21/2012	(123,850)	UBS AG
AUD	190,000	USD	196,669	2/21/2012	(4,245)	UBS AG
CAD	7,470,000	USD	7,357,794	2/21/2012	(70,887)	UBS AG
NZD	10,130,000	USD	8,075,768	2/21/2012	(265,483)	UBS AG
Total unrealized depreciation					(1,131,137)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Mortgage-Backed Securities Pass-Throughs	$—	$1,982,896,836	$—	$1,982,896,836
Collateralized Mortgage Obligations	—	211,540,220	—	211,540,220
Government & Agency Obligations	—	18,976,057	—	18,976,057
Short-Term Investments (i)	561,284,579	—	—	561,284,579
Derivatives (j)	2,517,808	1,820,576	—	4,338,384
Total	$563,802,387	$2,215,233,689	$—	$2,779,036,076

Liabilities
Derivatives (j)	$(1,154,323)	$(9,043,284)	$—	$(10,197,607)
Total	$(1,154,323)	$(9,043,284)	$—	$(10,197,607)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2012.

(i)	See Investment Portfolio for additional detailed categorizations.
(j)
Derivatives include options purchased, at value, unrealized appreciation (depreciation) on futures contracts, interest rate swaps, total return swaps and forward foreign currency exchange contracts and options written, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Foreign Exchange Contracts	$—	$—	$(653,072)	$—
Interest Rate Contracts	$1,049,344	$(3,121,399)	$—	$(327,709)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Government Securities Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 21, 2012